Capital and Leasing Commitments - Disclosure of Detailed Information About Operating Leases Explanatory (Details) (Bendon Limited) - NZD ($) $ in Thousands	Jul. 31, 2018	Jan. 31, 2018	Jan. 31, 2017	Jun. 30, 2016	Jun. 30, 2015
DisclosureOfCapitalAndLeasingCommitmentsLineItems [Line Items]
Minimum lease payments under non-cancellable operating leases	$ 29,900
Bendon Limited [Member]
DisclosureOfCapitalAndLeasingCommitmentsLineItems [Line Items]
Minimum lease payments under non-cancellable operating leases		$ 25,089	$ 23,966	$ 26,172	$ 26,353
Bendon Limited [Member] | Not Later than One Year [Member]
DisclosureOfCapitalAndLeasingCommitmentsLineItems [Line Items]
Minimum lease payments under non-cancellable operating leases		9,618	9,472	9,594	8,952
Bendon Limited [Member] | Between One Year and Five Years [Member]
DisclosureOfCapitalAndLeasingCommitmentsLineItems [Line Items]
Minimum lease payments under non-cancellable operating leases		14,943	14,435	16,438	17,089
Bendon Limited [Member] | Later than Five Years [Member]
DisclosureOfCapitalAndLeasingCommitmentsLineItems [Line Items]
Minimum lease payments under non-cancellable operating leases		$ 528	$ 59	$ 140	$ 312